Consolidated Statements of Changes In Shareholders' Equity - CAD ($) $ in Thousands	Total	RSUs	PSUs	DSUs	Share capital	Share capital RSUs	Share capital PSUs	Share capital DSUs	Deficit	Deficit RSUs	Deficit PSUs	Deficit DSUs	Accumulated other comprehensive income	Contributed surplus	Contributed surplus RSUs	Contributed surplus PSUs	Contributed surplus DSUs
Beginning balance (in shares) at Mar. 31, 2023					95,195,816
Changes in number of shares outstanding [abstract]
Issuance of subordinate voting shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares)					622,421
Shares repurchased for cancellation (shares)					(493,878)
Issuance of Subordinate Voting Shares from exercise of stock options (in shares)					2,500
Issued (in shares)						14,707		73,682
Total contributions by, and distributions to, shareholders (in shares)					219,432
Ending balance (in shares) at Mar. 31, 2024					95,415,248
Equity at beginning of period at Mar. 31, 2023	$ 189,188				$ 311,967				$ (141,481)				$ 4,610	$ 14,092
Changes in equity [abstract]
Net earnings (loss)	(16,660)								(16,660)
Other comprehensive income	(4)												(4)
Comprehensive income (loss)	(16,664)								(16,660)				(4)
Share-based compensation	2,764	$ (371)												2,764	$ (371)
Share-based compensation granted on business acquisitions	2,099													2,099
Share-based compensation related to contingent consideration adjustment granted on Datum Acquisition, to be settled in shares	(865)													(865)
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	0				1,924									(1,924)
Shares purchased for cancellation	(953)				(1,724)				771
Exercise of stock options	6				8									(2)
Issuance of subordinate voting shares from settlement of DSUs and RSUs		0		$ 0		$ 33		$ 201							(33)		$ (201)
Total contributions by, and distributions to, shareholders	2,680				442				771					1,467
Equity at end of period at Mar. 31, 2024	175,204				$ 312,409				(157,370)				4,606	15,559
Changes in number of shares outstanding [abstract]
Issuance of subordinate voting shares pursuant to vesting of share-based compensation granted on business acquisitions (in shares)					622,420
Stock issued during period shares business combination (in shares)					3,449,103
Shares repurchased for cancellation (shares)					(205,483)
Stock purchased for settlement of RSUs (in shares)						(69,840)
Issued (in shares)						69,840	23,812
Total contributions by, and distributions to, shareholders (in shares)					3,889,852
Ending balance (in shares) at Mar. 31, 2025					99,305,100
Changes in equity [abstract]
Net earnings (loss)	1,295								1,295
Other comprehensive income	3,392												3,392
Comprehensive income (loss)	4,687								1,295				3,392
Share-based compensation	2,327		$ (72)	$ (192)							$ 274	$ 70		2,327		$ (346)	$ (262)
Share-based compensation granted on business acquisitions	1,683													1,683
Share-based compensation related to contingent consideration adjustment granted on Datum Acquisition, to be settled in shares	(1,255)													(1,255)
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions	0				$ 1,971									(1,971)
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition	2,875				2,875
Shares purchased for cancellation	(402)				(717)				315
Shares purchased for settlement of RSUs		(148)				$ (244)				$ 96
Issuance of subordinate voting shares from settlement of DSUs and RSUs		$ (97)	$ (54)			$ 169	$ 222				$ 245				$ (266)	$ (521)
Total contributions by, and distributions to, shareholders	4,665				4,276				1,000					(611)
Equity at end of period at Mar. 31, 2025	$ 184,556				$ 316,685				$ (155,075)				$ 7,998	$ 14,948